Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2014
Summary of Significant Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates
We use estimates and assumptions in preparing our consolidated financial statements that may affect reported amounts and disclosures. Estimates are used when accounting for depreciation, amortization, impairments, leases, inventory valuation, accrued liabilities including restructuring, warranties, and employee benefits, derivatives, stock-based compensation, and income taxes and asset recoverability, including allowances, among others. These estimates and assumptions are based on current facts, historical experience, and various other factors we believe to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities and the recognition of revenue, costs, and other expenses that are not readily apparent from other sources. Our future results of operations would be affected to the extent there are material differences between the estimates and actual results.

Reclassifications
Certain amounts in prior periods have been reclassified to conform with the presentation adopted in the current period.

Principles of Consolidation and Combination
We record noncontrolling interests for non-wholly owned subsidiaries included in our consolidated and combined financial statements. Noncontrolling interests in the consolidated and combined balance sheets were $1.2 million and $44.2 million as of December 31, 2014 and 2013, respectively. All significant intercompany balances and transactions have been eliminated.

Revenue Recognition
Revenue is recognized for wafer and other product sales when title transfers, the risks and rewards of ownership have been transferred to the customer, the fee is fixed or determinable, and collection of the related receivable is reasonably assured, which is generally at the time of shipment for non-consignment orders. Title passes, in the case of consignment orders, when the customer pulls the product from the assigned storage facility or, if the customer does not pull the product within a contractually stated period of time (generally 60–90 days), at the end of that period, or when the customer otherwise agrees to take title to the product. Our wafers are generally made to customer specifications, and we conduct rigorous quality control and testing procedures to ensure that the finished wafers meet the customer’s specifications before the product is shipped. We consider international shipping term definitions in our determination of when title passes.

Expense Allocations
Our historical combined financial statements include expenses of SunEdison that were allocated to us for certain functions, including general corporate expenses related to communications, corporate administration, finance, legal, information technology, human resources, compliance, employee benefits and incentives, operations, research and development, and stock compensation. These expenses were allocated in our historical results of operations on the basis of direct usage, where identifiable, with the remainder primarily allocated on the basis of revenue or other related sales metrics, headcount or number of our manufacturing plants. We consider the expense allocation methodology and results to be reasonable for all periods presented. However, these allocations may not necessarily be indicative of the actual expenses we would have incurred as a stand-alone public company during the periods prior to the Offering or of the costs we will incur in the future. No significant restructuring or impairment charges were included in these allocations from SunEdison.

Operating Leases
We enter into lease agreements for a variety of business purposes, including office and manufacturing space, office and manufacturing equipment, and computer equipment. A portion of these are noncancellable operating leases. See Note 14 for our operating lease obligations.

Shipping and Handling
Costs to ship products to customers are included in marketing and administration expense in the consolidated and combined statements of operations. Amounts billed to customers, if any, to cover shipping and handling are included in net sales. Costs to ship products to customers were $17.7 million, $18.2 million, and $23.4 million for the years ended December 31, 2014, 2013, and 2012, respectively.

Cash and Cash Equivalents
Cash and cash equivalents consist of all cash balances, time deposits, and money market funds with original maturity periods of three months or less when purchased.

Allowance for Doubtful Accounts
We establish an allowance for doubtful accounts to adjust our receivables to amounts considered to be ultimately collectible. Our allowance is based on a variety of factors, including the length of time receivables are past due, significant one-time events, the financial health of our customers and historical experience. The balance of our allowance for doubtful accounts was $3.1 million and $4.1 million as of December 31, 2014 and 2013, respectively.
The activity in the allowance for doubtful accounts is summarized as follows:

	December 31, 2014	December 31, 2013
In millions
Balance, beginning of year	$4.1	$3.8
(Benefit) provision	(0.4)	0.3
Write-offs, credits, and adjustments	(0.6)	—
Balance, end of the period	$3.1	$4.1

Inventories
Inventories consist of raw materials, labor, and manufacturing overhead, and are valued at the lower of cost or market. Fixed overhead is allocated to the costs of conversion based on the normal capacity of our production facilities. Unallocated overhead during periods of abnormally low production levels is recognized as cost of goods sold in the period in which it is incurred. Raw materials and supplies are generally stated at weighted-average cost, and goods in process and finished goods inventories are stated at standard cost, as adjusted for variances, which approximates weighted-average actual cost. The valuation of inventory requires us to estimate excess and slow moving inventory. The determination of the value of excess and slow moving inventory is based upon assumptions of future demand and market conditions. If actual market conditions are less favorable than those projected by management, additional inventory write-downs may be required.

Property, Plant, and Equipment
We record property, plant, and equipment at cost and depreciate it on a straight-line basis over the assets’ estimated useful lives as follows:

	Years
Software	3	-	10
Buildings and improvements	2	-	50
Machinery and equipment	1	-	30

Expenditures for repairs and maintenance are charged to expense as incurred. Additions and betterments are capitalized. The cost and related accumulated depreciation on property, plant, and equipment sold or otherwise disposed of are removed from the capital accounts and any gain or loss is reported in current-year operations. Leasehold improvements are depreciated over the shorter of the estimated useful life of the asset or the remaining lease term, including renewal periods considered reasonably assured of execution.
Depreciation and amortization expense for the years ended December 31, 2014, 2013, and 2012 was $116.0 million, $119.6 million, and $118.7 million, respectively.

Impairment of Property, Plant, and Equipment
We periodically assess long-lived assets/asset groups for impairment when conditions indicate a possible loss. Reviews are performed to determine whether the carrying value of an asset is impaired, based on comparisons to undiscounted expected future cash flows. If this comparison indicates that there is impairment, the asset is written down to its estimated fair value, which is typically calculated using: (i) quoted market prices, including appraisals or (ii) discounted expected future cash flows utilizing an appropriate discount rate. Impairment is based on the excess of the carrying amount over the fair value of those assets. We recorded asset impairment charges of $59.4 million, $33.6 million, and $1.5 million in 2014, 2013, and 2012, respectively. See Notes 4 and 6 for additional discussion on the impairment charges on long-lived assets.

Cost and Equity Method Investments
Cost method investments are initially recorded and subsequently carried at their historical cost and income is recorded to the extent there are dividends. We use the equity method of accounting for our equity investments where we hold more than 20 percent of the outstanding stock of the investee or where we have the ability to significantly influence the operations or financial decisions of the investee. We initially record the investment at cost and adjust the carrying amount each period to recognize our share of the earnings or losses and other comprehensive income (losses) of the investee based on our ownership percentage. We review our equity and cost method investments periodically for indicators of impairment.

Intangible Assets
Intangible assets that have determinable estimated lives are amortized over those estimated lives. The straight-line method of amortization is used because it best reflects the pattern in which the economic benefits of the intangible asset are consumed or otherwise used. The amounts and useful lives assigned to intangible assets acquired impact the amount and timing of future amortization. Reviews are performed to determine whether the carrying value of an asset is impaired, based on comparisons to undiscounted expected future cash flows or some other fair value measure. If this comparison indicates that there is impairment, the impaired asset is written down to fair value, which is typically calculated using discounted expected future cash flows utilizing an appropriate discount rate. Impairment is calculated as the excess of the carrying amount over the fair value of those assets. The balance of our intangible assets subject to amortization is $4.0 million as of December 31, 2014. We did not have any indefinable intangible assets as of December 31, 2013.

Derivative Financial Instruments and Hedging Activities
We utilize currency forward contracts to mitigate financial market risks of fluctuations in foreign currency exchange rates. We do not use derivative financial instruments for speculative or trading purposes. All derivative instruments are recorded in the consolidated balance sheet at fair value. We have not designated any derivatives as hedge accounting. Derivatives not designated as hedge accounting and used to hedge foreign currency-denominated balance sheet items are reported directly in earnings along with offsetting transaction gains and losses on the items being hedged. See Note 13.

Income Taxes
SunEdison filed consolidated income tax returns in the United States which included us for tax years 2013 and 2012 and for purposes of the historical combined financial statements, our taxes are computed and reported using a “separate return” method, or as though we filed a separate return for jurisdictions in which its operations are included in consolidated returns filed by SunEdison. We will file our own U.S. tax returns during 2015 for 2014 and have computed and reported our 2014 results based on the filing methods we will employ as a separate company. We also record income taxes for foreign jurisdictions in which any of our consolidated subsidiaries files separate returns. Income taxes as presented herein allocate current and deferred income taxes of SunEdison to us in a manner that is systematic, rational and consistent with the asset and liability method in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification 740 (“ASC 740”), Accounting for Income Taxes. The sum of the amounts allocated to the carve-out tax provisions may not equal the historical consolidated provision. Under the separate return method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rate is recognized in operations in the period that includes the enactment date. Valuation allowances are established when management determines that it is more likely than not that some portion, or all of the deferred tax asset, will not be realized. The financial effect of changes in tax laws or rates is accounted for in the period of enactment.
Deferred income taxes arise primarily because of differences in the bases of assets or liabilities between financial accounting and tax accounting which are known as temporary differences. We record the tax effect of these temporary differences as deferred tax assets (generally items that can be used as a tax deduction or credit in future periods) and deferred tax liabilities (generally items for which we receive a tax deduction, but have not yet been recorded in the consolidated statement of operations). We regularly review our deferred tax assets for realizability, taking into consideration all available evidence, both positive and negative, including historical pre-tax and taxable income (losses), projected future pre-tax and taxable income (losses) and the expected timing of the reversals of existing temporary differences. In arriving at these judgments, the weight given to the potential effect of all positive and negative evidence is commensurate with the extent to which it can be objectively verified.
We believe our tax positions are in compliance with applicable tax laws and regulations. Tax benefits are recognized only for tax positions that are more likely than not to be sustained upon examination by tax authorities. The amount recognized is measured as the largest amount of benefit that is greater than 50 percent likely to be realized upon ultimate settlement. Unrecognized tax benefits are tax benefits claimed in our tax returns that do not meet these recognition and measurement standards. Uncertain tax benefits, including accrued interest and penalties, are included as a component of other long-term liabilities because we do not anticipate that settlement of the liabilities will require payment of cash within the next 12 months. The accrual of interest begins in the first reporting period that interest would begin to accrue under the applicable tax law. Penalties, when applicable, are accrued in the financial reporting period in which the uncertain tax position is taken on a tax return. We recognize interest and penalties related to uncertain tax positions in income tax expense, which is consistent with our historical policy. We believe that our accrued income tax liabilities, including related interest, are adequate in relation to the potential for additional tax assessments. There is a risk, however, that the amounts ultimately paid upon resolution of audits could be materially different from the amounts previously included in our income tax expense and, therefore, could have a material impact on our tax provision, net (loss) income and cash flows. We review our accrued tax liabilities quarterly, and we may adjust such liabilities due to proposed assessments by tax authorities, changes in facts and circumstances, issuance of new regulations or new case law, negotiations between tax authorities of different countries concerning our transfer prices between our subsidiaries, the resolution of entire audits, or the expiration of statutes of limitations. Adjustments are most likely to occur in the year during which major audits are closed.
We are domiciled in Singapore. We plan foreign remittance amounts based on projected cash flow needs as well as the working capital and long-term investment requirements of our worldwide subsidiaries and operations, after taking into consideration the tax effects of such remittances and whether they can be done in a tax-efficient manner.
We have made our best estimates of certain income tax amounts included in the consolidated financial statements. Application of our accounting policies and estimates, however, involves the exercise of judgment and the use of assumptions as to future uncertainties and, as a result, actual results could differ from these estimates. In arriving at our estimates, factors we consider include how accurate the estimate or assumptions have been in the past, how much the estimate or assumptions have changed, and how reasonably likely such change may have a material impact.
Our historical business consists of the combined operations of certain entities currently owned by SunEdison, which is incorporated in the State of Delaware. We have historically been included in SunEdison’s consolidated U.S. federal income tax return and our income taxes are computed and reported under the “separate return” method. In connection with the Formation Transactions, our tax structure has changed prospectively but there will be no changes to our historical financial statements.

Post-Employment and Other Employee-Related Liabilities
We have a long-term net liability for our consolidated defined benefit pension and other post-employment benefit plans. Our obligations are funded in accordance with provisions of applicable laws. We recognize the overfunded or underfunded status of a defined benefit postretirement plan as an asset or liability in our statement of financial position and recognize changes in that funded status during the year in which the changes occur through comprehensive (loss) income in equity.
Our pension and other post-employment liabilities are determined using various actuarial assumptions, including the interest rate used to discount plan liabilities, the rate of compensation increase, and the expected return on plan assets, to estimate our costs and obligations. If the assumptions do not materialize as expected, expenditures and costs that we incur could differ from our current estimates. We determine the expected return on plan assets based on the pension plans’ actual asset mix as of the beginning of the year. While the assumed expected rate of return on the U.S. Pension plan assets was 8.5% in both 2014 and 2013, the actual returns experienced in the pension plan assets in the comparable periods in 2014 and 2013 were 4.6% and 14.6%, respectively. We consult with the plans’ actuaries to determine a discount rate assumption that reflects the characteristics of these plans, including expected cash outflows from the plans, and utilize an analytical tool that incorporates the concept of a hypothetical yield curve, developed from corporate bond (Standard and Poor's AA-rated quality) yield information. Assuming a 100 basis point increase in the assumed discount rate, our 2014 pension expense would have been $0.1 million higher. Assuming a 100 basis point decrease in this assumption, our 2014 pension expense would have been $0.2 million lower.
Effective January 1, 2012, the amortization period for the unamortized loss was changed to the average future life expectancy of the active plan participants, which was derived from an actuarial mortality table. This change was triggered by the small number of active plan participants relative to the total plan participants. Prior to 2012, the amortization period was derived based on the average remaining service period of the active participants expected to receive benefits. This change has reduced the amortization expense related to the unrealized loss.

Stock-Based Compensation
Our consolidated and combined financial statements include certain expenses of SunEdison that were allocated to us for stock-based compensation, as well as stock-based compensation expense for our stock. Stock-based compensation expense for all share-based payment awards is based on the estimated grant-date fair value. These compensation costs are recognized net of an estimated forfeiture rate for only those shares expected to vest on a straight-line basis over the requisite service period of the award, which is generally the option vesting term. Compensation costs, for ratable awards, are recognized for all grants on a straight-line basis over the requisite service period of the entire award. Forfeiture rates are estimated by taking into consideration the historical experience of SunEdison during the preceding four fiscal years.
The assumptions used are routinely examined in estimating the fair value of employee options granted. It was determined as part of this assessment, that the historical stock price volatility of guideline companies and the historical pattern of SunEdison option exercises are appropriate indicators of expected volatility and expected term since we did not have our own stock trading history prior to the Offering. The interest rate is determined based on the implied yield currently available on U.S. Treasury zero-coupon issues with a remaining term equal to the expected term of the award. The Black-Scholes option-pricing model is used to estimate the fair value of ratable and cliff vesting options. The grant date fair value was calculated for market condition awards using a probabilistic approach under a Monte Carlo simulation taking into consideration volatility, interest rates and expected term.

Translation of Foreign Currencies
We determine the functional currency of each subsidiary based on a number of factors, including the predominant currency for the subsidiary’s sales and expenditures and the subsidiary’s borrowings. When a subsidiary’s local currency is considered its functional currency, we translate its financial statements to U.S. dollars as follows:

•	Assets and liabilities using exchange rates in effect at the balance sheet date, and

•	Statement of operations accounts at weighted-average exchange rates for the period.
Adjustments from the translation process are presented in accumulated other comprehensive (loss) income in equity.

Contingencies
We are involved in conditions, situations, or circumstances in the ordinary course of business with possible gain or loss contingencies that will ultimately be resolved when one or more future events occur or fail to occur. If some amount within a range of loss appears at the time to be a better estimate than any other amount within the range, that amount will be accrued. When no amount within the range is a better estimate than any other amount, however, the minimum amount in the range will be accrued. We continually evaluate uncertainties associated with loss contingencies and record a charge equal to at least the minimum estimated liability for a loss contingency when both of the following conditions are met: (i) information available prior to issuance of the financial statements indicates that it is probable that an asset had been impaired or a liability had been incurred at the date of the financial statements; and (ii) the loss or range of loss can be reasonably estimated. Legal costs are expensed when incurred. Gain contingencies are not recorded until realized or realizable.

Fair Value Measurements
Fair value accounting guidance establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability, and are based on market data obtained from sources independent of us. Unobservable inputs reflect assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. The fair value hierarchy is broken down into three levels based on the reliability of inputs as follows:

•
Level 1—Valuations based on quoted prices in active markets for identical assets or liabilities that we have the ability to access. Valuation adjustments and block discounts are not applied to Level 1 instruments. Because valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these instruments does not entail a significant degree of judgment.

•
Level 2—Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly. Valuations for Level 2 are prepared on an individual instrument basis using data obtained from recent transactions for identical securities in inactive markets or pricing data from similar instruments in active and inactive markets.

•	Level 3—Valuations based on inputs that are unobservable and significant to the overall fair value measurement.
We maintain various financial instruments recorded at cost in the December 31, 2014 and 2013 balance sheets that are not required to be recorded at fair value. For these instruments, we used the following methods and assumptions to estimate the fair value:

•
Cash equivalents, restricted cash, accounts receivable and payable, customer deposits, income taxes receivable and payable, short-term borrowings, and accrued liabilities are valued at cost, which approximates fair value because of the short maturity period; and

•
Long-term debt-fair value is based on the amount of future cash flows associated with each debt instrument discounted at a current estimated borrowing rate for similar debt instruments of comparable terms.

There were no transfers into or out of Level 1, Level 2, or Level 3 financial instruments during the periods ended December 31, 2014 and 2013. See Note 8 for debt fair value disclosure, see Note 12 for pension and other post-employment benefit plan asset fair value disclosures and see Note 13 for derivative fair value disclosures.

Accounting Standards Updates
The FASB issued Accounting Standards Update (“ASU”) No. 2014-08, Presentation of Financial Statements (Topic 205) and Property, Plant, and Equipment (Topic 360): Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity in April 2014. ASU 2014-08 limits the requirement to report discontinued operations to disposals of components of an entity that represent strategic shifts that have (or will have) a major effect on an entity’s operations and financial results. ASU 2014-08 also requires expanded disclosures concerning discontinued operations, disclosures of certain financial results attributable to a disposal of a significant component of an entity that does not qualify for discontinued operations reporting, and expanded disclosures for long-lived assets classified as held for sale or disposed of. ASU 2014-08 is effective for us on a prospective basis in the first quarter of 2015. Early adoption is permitted, but only for disposals (or assets classified as held for sale) that have not been reported in financial statements previously issued or available for issuance. We have evaluated the impact of ASU 2014-08 and do not anticipate a material impact on our consolidated financial statements and related disclosures upon adoption.
The FASB issued ASU No. 2014-09, Revenue from Contracts with Customers, on May 28, 2014, which requires an entity to recognize the amount of revenue to which it expects to be entitled for the transfer of promised goods or services to customers. This ASU will replace most existing revenue recognition guidance in U.S. generally accepted accounting principles ("US GAAP") when it becomes effective. The new standard is effective for us on January 1, 2017. Early application is not permitted. The standard permits the use of either the retrospective or cumulative effect transition method. We have not determined which transition method we will adopt, but do not anticipate a material impact to our consolidated financial statements and related disclosures upon adoption of ASU 2014-09.
The FASB issued ASU No. 2014-15, Presentation of Financial Statements - Going Concern (Subtopic 205-40): Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern, in August 2014, which requires management to evaluate, at each annual and interim reporting period, whether there are conditions or events that raise substantial doubt about the entity’s ability to continue as a going concern within one year after the date the financial statements are issued and to provide related disclosures. ASU 2014-15 is effective for us for the year ending December 31, 2016. We have evaluated the impact of this standard and do not anticipate a material impact on our consolidated financial statements and related disclosures upon adoption.

Use of Estimates, Policy [Policy Text Block]
Use of Estimates
We use estimates and assumptions in preparing our consolidated financial statements that may affect reported amounts and disclosures. Estimates are used when accounting for depreciation, amortization, impairments, leases, inventory valuation, accrued liabilities including restructuring, warranties, and employee benefits, derivatives, stock-based compensation, and income taxes and asset recoverability, including allowances, among others. These estimates and assumptions are based on current facts, historical experience, and various other factors we believe to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities and the recognition of revenue, costs, and other expenses that are not readily apparent from other sources. Our future results of operations would be affected to the extent there are material differences between the estimates and actual results.

Reclassification, Policy [Policy Text Block]	Reclassifications Certain amounts in prior periods have been reclassified to conform with the presentation adopted in the current period.
Consolidation, Policy [Policy Text Block]
Principles of Consolidation and Combination
We record noncontrolling interests for non-wholly owned subsidiaries included in our consolidated and combined financial statements. Noncontrolling interests in the consolidated and combined balance sheets were $1.2 million and $44.2 million as of December 31, 2014 and 2013, respectively. All significant intercompany balances and transactions have been eliminated.

Revenue Recognition, Policy [Policy Text Block]
Revenue Recognition
Revenue is recognized for wafer and other product sales when title transfers, the risks and rewards of ownership have been transferred to the customer, the fee is fixed or determinable, and collection of the related receivable is reasonably assured, which is generally at the time of shipment for non-consignment orders. Title passes, in the case of consignment orders, when the customer pulls the product from the assigned storage facility or, if the customer does not pull the product within a contractually stated period of time (generally 60–90 days), at the end of that period, or when the customer otherwise agrees to take title to the product. Our wafers are generally made to customer specifications, and we conduct rigorous quality control and testing procedures to ensure that the finished wafers meet the customer’s specifications before the product is shipped. We consider international shipping term definitions in our determination of when title passes.

Expense Allocations Policy [Policy Text Block]
Expense Allocations
Our historical combined financial statements include expenses of SunEdison that were allocated to us for certain functions, including general corporate expenses related to communications, corporate administration, finance, legal, information technology, human resources, compliance, employee benefits and incentives, operations, research and development, and stock compensation. These expenses were allocated in our historical results of operations on the basis of direct usage, where identifiable, with the remainder primarily allocated on the basis of revenue or other related sales metrics, headcount or number of our manufacturing plants. We consider the expense allocation methodology and results to be reasonable for all periods presented. However, these allocations may not necessarily be indicative of the actual expenses we would have incurred as a stand-alone public company during the periods prior to the Offering or of the costs we will incur in the future. No significant restructuring or impairment charges were included in these allocations from SunEdison.

Lease, Policy [Policy Text Block]
Operating Leases
We enter into lease agreements for a variety of business purposes, including office and manufacturing space, office and manufacturing equipment, and computer equipment. A portion of these are noncancellable operating leases. See Note 14 for our operating lease obligations.

Shipping and Handling Cost, Policy [Policy Text Block]
Shipping and Handling
Costs to ship products to customers are included in marketing and administration expense in the consolidated and combined statements of operations. Amounts billed to customers, if any, to cover shipping and handling are included in net sales. Costs to ship products to customers were $17.7 million, $18.2 million, and $23.4 million for the years ended December 31, 2014, 2013, and 2012, respectively.

Cash and Cash Equivalents, Policy [Policy Text Block]	Cash and Cash Equivalents Cash and cash equivalents consist of all cash balances, time deposits, and money market funds with original maturity periods of three months or less when purchased.
Receivables, Trade and Other Accounts Receivable, Allowance for Doubtful Accounts, Policy [Policy Text Block]
Allowance for Doubtful Accounts
We establish an allowance for doubtful accounts to adjust our receivables to amounts considered to be ultimately collectible. Our allowance is based on a variety of factors, including the length of time receivables are past due, significant one-time events, the financial health of our customers and historical experience. The balance of our allowance for doubtful accounts was $3.1 million and $4.1 million as of December 31, 2014 and 2013, respectively.
The activity in the allowance for doubtful accounts is summarized as follows:

	December 31, 2014	December 31, 2013
In millions
Balance, beginning of year	$4.1	$3.8
(Benefit) provision	(0.4)	0.3
Write-offs, credits, and adjustments	(0.6)	—
Balance, end of the period	$3.1	$4.1

Inventory, Policy [Policy Text Block]
Inventories
Inventories consist of raw materials, labor, and manufacturing overhead, and are valued at the lower of cost or market. Fixed overhead is allocated to the costs of conversion based on the normal capacity of our production facilities. Unallocated overhead during periods of abnormally low production levels is recognized as cost of goods sold in the period in which it is incurred. Raw materials and supplies are generally stated at weighted-average cost, and goods in process and finished goods inventories are stated at standard cost, as adjusted for variances, which approximates weighted-average actual cost. The valuation of inventory requires us to estimate excess and slow moving inventory. The determination of the value of excess and slow moving inventory is based upon assumptions of future demand and market conditions. If actual market conditions are less favorable than those projected by management, additional inventory write-downs may be required.

Property, Plant and Equipment, Policy [Policy Text Block]
Property, Plant, and Equipment
We record property, plant, and equipment at cost and depreciate it on a straight-line basis over the assets’ estimated useful lives as follows:

	Years
Software	3	-	10
Buildings and improvements	2	-	50
Machinery and equipment	1	-	30

Expenditures for repairs and maintenance are charged to expense as incurred. Additions and betterments are capitalized. The cost and related accumulated depreciation on property, plant, and equipment sold or otherwise disposed of are removed from the capital accounts and any gain or loss is reported in current-year operations. Leasehold improvements are depreciated over the shorter of the estimated useful life of the asset or the remaining lease term, including renewal periods considered reasonably assured of execution.
Depreciation and amortization expense for the years ended December 31, 2014, 2013, and 2012 was $116.0 million, $119.6 million, and $118.7 million, respectively.

Property, Plant and Equipment, Impairment [Policy Text Block]
Impairment of Property, Plant, and Equipment
We periodically assess long-lived assets/asset groups for impairment when conditions indicate a possible loss. Reviews are performed to determine whether the carrying value of an asset is impaired, based on comparisons to undiscounted expected future cash flows. If this comparison indicates that there is impairment, the asset is written down to its estimated fair value, which is typically calculated using: (i) quoted market prices, including appraisals or (ii) discounted expected future cash flows utilizing an appropriate discount rate. Impairment is based on the excess of the carrying amount over the fair value of those assets. We recorded asset impairment charges of $59.4 million, $33.6 million, and $1.5 million in 2014, 2013, and 2012, respectively. See Notes 4 and 6 for additional discussion on the impairment charges on long-lived assets.

Equity and Cost Method Investments, Policy [Policy Text Block]
Cost and Equity Method Investments
Cost method investments are initially recorded and subsequently carried at their historical cost and income is recorded to the extent there are dividends. We use the equity method of accounting for our equity investments where we hold more than 20 percent of the outstanding stock of the investee or where we have the ability to significantly influence the operations or financial decisions of the investee. We initially record the investment at cost and adjust the carrying amount each period to recognize our share of the earnings or losses and other comprehensive income (losses) of the investee based on our ownership percentage. We review our equity and cost method investments periodically for indicators of impairment.

Goodwill and Intangible Assets, Intangible Assets, Policy [Policy Text Block]
Intangible Assets
Intangible assets that have determinable estimated lives are amortized over those estimated lives. The straight-line method of amortization is used because it best reflects the pattern in which the economic benefits of the intangible asset are consumed or otherwise used. The amounts and useful lives assigned to intangible assets acquired impact the amount and timing of future amortization. Reviews are performed to determine whether the carrying value of an asset is impaired, based on comparisons to undiscounted expected future cash flows or some other fair value measure. If this comparison indicates that there is impairment, the impaired asset is written down to fair value, which is typically calculated using discounted expected future cash flows utilizing an appropriate discount rate. Impairment is calculated as the excess of the carrying amount over the fair value of those assets. The balance of our intangible assets subject to amortization is $4.0 million as of December 31, 2014. We did not have any indefinable intangible assets as of December 31, 2013.

Derivatives, Policy [Policy Text Block]
Derivative Financial Instruments and Hedging Activities
We utilize currency forward contracts to mitigate financial market risks of fluctuations in foreign currency exchange rates. We do not use derivative financial instruments for speculative or trading purposes. All derivative instruments are recorded in the consolidated balance sheet at fair value. We have not designated any derivatives as hedge accounting. Derivatives not designated as hedge accounting and used to hedge foreign currency-denominated balance sheet items are reported directly in earnings along with offsetting transaction gains and losses on the items being hedged. See Note 13.

Income Tax, Policy [Policy Text Block]
Income Taxes
SunEdison filed consolidated income tax returns in the United States which included us for tax years 2013 and 2012 and for purposes of the historical combined financial statements, our taxes are computed and reported using a “separate return” method, or as though we filed a separate return for jurisdictions in which its operations are included in consolidated returns filed by SunEdison. We will file our own U.S. tax returns during 2015 for 2014 and have computed and reported our 2014 results based on the filing methods we will employ as a separate company. We also record income taxes for foreign jurisdictions in which any of our consolidated subsidiaries files separate returns. Income taxes as presented herein allocate current and deferred income taxes of SunEdison to us in a manner that is systematic, rational and consistent with the asset and liability method in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification 740 (“ASC 740”), Accounting for Income Taxes. The sum of the amounts allocated to the carve-out tax provisions may not equal the historical consolidated provision. Under the separate return method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rate is recognized in operations in the period that includes the enactment date. Valuation allowances are established when management determines that it is more likely than not that some portion, or all of the deferred tax asset, will not be realized. The financial effect of changes in tax laws or rates is accounted for in the period of enactment.
Deferred income taxes arise primarily because of differences in the bases of assets or liabilities between financial accounting and tax accounting which are known as temporary differences. We record the tax effect of these temporary differences as deferred tax assets (generally items that can be used as a tax deduction or credit in future periods) and deferred tax liabilities (generally items for which we receive a tax deduction, but have not yet been recorded in the consolidated statement of operations). We regularly review our deferred tax assets for realizability, taking into consideration all available evidence, both positive and negative, including historical pre-tax and taxable income (losses), projected future pre-tax and taxable income (losses) and the expected timing of the reversals of existing temporary differences. In arriving at these judgments, the weight given to the potential effect of all positive and negative evidence is commensurate with the extent to which it can be objectively verified.
We believe our tax positions are in compliance with applicable tax laws and regulations. Tax benefits are recognized only for tax positions that are more likely than not to be sustained upon examination by tax authorities. The amount recognized is measured as the largest amount of benefit that is greater than 50 percent likely to be realized upon ultimate settlement. Unrecognized tax benefits are tax benefits claimed in our tax returns that do not meet these recognition and measurement standards. Uncertain tax benefits, including accrued interest and penalties, are included as a component of other long-term liabilities because we do not anticipate that settlement of the liabilities will require payment of cash within the next 12 months. The accrual of interest begins in the first reporting period that interest would begin to accrue under the applicable tax law. Penalties, when applicable, are accrued in the financial reporting period in which the uncertain tax position is taken on a tax return. We recognize interest and penalties related to uncertain tax positions in income tax expense, which is consistent with our historical policy. We believe that our accrued income tax liabilities, including related interest, are adequate in relation to the potential for additional tax assessments. There is a risk, however, that the amounts ultimately paid upon resolution of audits could be materially different from the amounts previously included in our income tax expense and, therefore, could have a material impact on our tax provision, net (loss) income and cash flows. We review our accrued tax liabilities quarterly, and we may adjust such liabilities due to proposed assessments by tax authorities, changes in facts and circumstances, issuance of new regulations or new case law, negotiations between tax authorities of different countries concerning our transfer prices between our subsidiaries, the resolution of entire audits, or the expiration of statutes of limitations. Adjustments are most likely to occur in the year during which major audits are closed.
We are domiciled in Singapore. We plan foreign remittance amounts based on projected cash flow needs as well as the working capital and long-term investment requirements of our worldwide subsidiaries and operations, after taking into consideration the tax effects of such remittances and whether they can be done in a tax-efficient manner.
We have made our best estimates of certain income tax amounts included in the consolidated financial statements. Application of our accounting policies and estimates, however, involves the exercise of judgment and the use of assumptions as to future uncertainties and, as a result, actual results could differ from these estimates. In arriving at our estimates, factors we consider include how accurate the estimate or assumptions have been in the past, how much the estimate or assumptions have changed, and how reasonably likely such change may have a material impact.
Our historical business consists of the combined operations of certain entities currently owned by SunEdison, which is incorporated in the State of Delaware. We have historically been included in SunEdison’s consolidated U.S. federal income tax return and our income taxes are computed and reported under the “separate return” method. In connection with the Formation Transactions, our tax structure has changed prospectively but there will be no changes to our historical financial statements.

Compensation Related Costs, Policy [Policy Text Block]
Post-Employment and Other Employee-Related Liabilities
We have a long-term net liability for our consolidated defined benefit pension and other post-employment benefit plans. Our obligations are funded in accordance with provisions of applicable laws. We recognize the overfunded or underfunded status of a defined benefit postretirement plan as an asset or liability in our statement of financial position and recognize changes in that funded status during the year in which the changes occur through comprehensive (loss) income in equity.
Our pension and other post-employment liabilities are determined using various actuarial assumptions, including the interest rate used to discount plan liabilities, the rate of compensation increase, and the expected return on plan assets, to estimate our costs and obligations. If the assumptions do not materialize as expected, expenditures and costs that we incur could differ from our current estimates. We determine the expected return on plan assets based on the pension plans’ actual asset mix as of the beginning of the year. While the assumed expected rate of return on the U.S. Pension plan assets was 8.5% in both 2014 and 2013, the actual returns experienced in the pension plan assets in the comparable periods in 2014 and 2013 were 4.6% and 14.6%, respectively. We consult with the plans’ actuaries to determine a discount rate assumption that reflects the characteristics of these plans, including expected cash outflows from the plans, and utilize an analytical tool that incorporates the concept of a hypothetical yield curve, developed from corporate bond (Standard and Poor's AA-rated quality) yield information. Assuming a 100 basis point increase in the assumed discount rate, our 2014 pension expense would have been $0.1 million higher. Assuming a 100 basis point decrease in this assumption, our 2014 pension expense would have been $0.2 million lower.
Effective January 1, 2012, the amortization period for the unamortized loss was changed to the average future life expectancy of the active plan participants, which was derived from an actuarial mortality table. This change was triggered by the small number of active plan participants relative to the total plan participants. Prior to 2012, the amortization period was derived based on the average remaining service period of the active participants expected to receive benefits. This change has reduced the amortization expense related to the unrealized loss.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
Stock-Based Compensation
Our consolidated and combined financial statements include certain expenses of SunEdison that were allocated to us for stock-based compensation, as well as stock-based compensation expense for our stock. Stock-based compensation expense for all share-based payment awards is based on the estimated grant-date fair value. These compensation costs are recognized net of an estimated forfeiture rate for only those shares expected to vest on a straight-line basis over the requisite service period of the award, which is generally the option vesting term. Compensation costs, for ratable awards, are recognized for all grants on a straight-line basis over the requisite service period of the entire award. Forfeiture rates are estimated by taking into consideration the historical experience of SunEdison during the preceding four fiscal years.
The assumptions used are routinely examined in estimating the fair value of employee options granted. It was determined as part of this assessment, that the historical stock price volatility of guideline companies and the historical pattern of SunEdison option exercises are appropriate indicators of expected volatility and expected term since we did not have our own stock trading history prior to the Offering. The interest rate is determined based on the implied yield currently available on U.S. Treasury zero-coupon issues with a remaining term equal to the expected term of the award. The Black-Scholes option-pricing model is used to estimate the fair value of ratable and cliff vesting options. The grant date fair value was calculated for market condition awards using a probabilistic approach under a Monte Carlo simulation taking into consideration volatility, interest rates and expected term.

Foreign Currency Transactions and Translations Policy [Policy Text Block]
Translation of Foreign Currencies
We determine the functional currency of each subsidiary based on a number of factors, including the predominant currency for the subsidiary’s sales and expenditures and the subsidiary’s borrowings. When a subsidiary’s local currency is considered its functional currency, we translate its financial statements to U.S. dollars as follows:

•	Assets and liabilities using exchange rates in effect at the balance sheet date, and

•	Statement of operations accounts at weighted-average exchange rates for the period.
Adjustments from the translation process are presented in accumulated other comprehensive (loss) income in equity.

Commitments and Contingencies, Policy [Policy Text Block]
Contingencies
We are involved in conditions, situations, or circumstances in the ordinary course of business with possible gain or loss contingencies that will ultimately be resolved when one or more future events occur or fail to occur. If some amount within a range of loss appears at the time to be a better estimate than any other amount within the range, that amount will be accrued. When no amount within the range is a better estimate than any other amount, however, the minimum amount in the range will be accrued. We continually evaluate uncertainties associated with loss contingencies and record a charge equal to at least the minimum estimated liability for a loss contingency when both of the following conditions are met: (i) information available prior to issuance of the financial statements indicates that it is probable that an asset had been impaired or a liability had been incurred at the date of the financial statements; and (ii) the loss or range of loss can be reasonably estimated. Legal costs are expensed when incurred. Gain contingencies are not recorded until realized or realizable.

Fair Value Measurement, Policy [Policy Text Block]
Fair Value Measurements
Fair value accounting guidance establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability, and are based on market data obtained from sources independent of us. Unobservable inputs reflect assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. The fair value hierarchy is broken down into three levels based on the reliability of inputs as follows:

•
Level 1—Valuations based on quoted prices in active markets for identical assets or liabilities that we have the ability to access. Valuation adjustments and block discounts are not applied to Level 1 instruments. Because valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these instruments does not entail a significant degree of judgment.

•
Level 2—Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly. Valuations for Level 2 are prepared on an individual instrument basis using data obtained from recent transactions for identical securities in inactive markets or pricing data from similar instruments in active and inactive markets.

•	Level 3—Valuations based on inputs that are unobservable and significant to the overall fair value measurement.
We maintain various financial instruments recorded at cost in the December 31, 2014 and 2013 balance sheets that are not required to be recorded at fair value. For these instruments, we used the following methods and assumptions to estimate the fair value:

•
Cash equivalents, restricted cash, accounts receivable and payable, customer deposits, income taxes receivable and payable, short-term borrowings, and accrued liabilities are valued at cost, which approximates fair value because of the short maturity period; and

•
Long-term debt-fair value is based on the amount of future cash flows associated with each debt instrument discounted at a current estimated borrowing rate for similar debt instruments of comparable terms.

There were no transfers into or out of Level 1, Level 2, or Level 3 financial instruments during the periods ended December 31, 2014 and 2013. See Note 8 for debt fair value disclosure, see Note 12 for pension and other post-employment benefit plan asset fair value disclosures and see Note 13 for derivative fair value disclosures.

New Accounting Pronouncements, Policy [Policy Text Block]
Accounting Standards Updates
The FASB issued Accounting Standards Update (“ASU”) No. 2014-08, Presentation of Financial Statements (Topic 205) and Property, Plant, and Equipment (Topic 360): Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity in April 2014. ASU 2014-08 limits the requirement to report discontinued operations to disposals of components of an entity that represent strategic shifts that have (or will have) a major effect on an entity’s operations and financial results. ASU 2014-08 also requires expanded disclosures concerning discontinued operations, disclosures of certain financial results attributable to a disposal of a significant component of an entity that does not qualify for discontinued operations reporting, and expanded disclosures for long-lived assets classified as held for sale or disposed of. ASU 2014-08 is effective for us on a prospective basis in the first quarter of 2015. Early adoption is permitted, but only for disposals (or assets classified as held for sale) that have not been reported in financial statements previously issued or available for issuance. We have evaluated the impact of ASU 2014-08 and do not anticipate a material impact on our consolidated financial statements and related disclosures upon adoption.
The FASB issued ASU No. 2014-09, Revenue from Contracts with Customers, on May 28, 2014, which requires an entity to recognize the amount of revenue to which it expects to be entitled for the transfer of promised goods or services to customers. This ASU will replace most existing revenue recognition guidance in U.S. generally accepted accounting principles ("US GAAP") when it becomes effective. The new standard is effective for us on January 1, 2017. Early application is not permitted. The standard permits the use of either the retrospective or cumulative effect transition method. We have not determined which transition method we will adopt, but do not anticipate a material impact to our consolidated financial statements and related disclosures upon adoption of ASU 2014-09.
The FASB issued ASU No. 2014-15, Presentation of Financial Statements - Going Concern (Subtopic 205-40): Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern, in August 2014, which requires management to evaluate, at each annual and interim reporting period, whether there are conditions or events that raise substantial doubt about the entity’s ability to continue as a going concern within one year after the date the financial statements are issued and to provide related disclosures. ASU 2014-15 is effective for us for the year ending December 31, 2016. We have evaluated the impact of this standard and do not anticipate a material impact on our consolidated financial statements and related disclosures upon adoption.